Summary of Significant Accounting Policies (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($) properties	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) segment properties	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) properties
Deferred financing costs, net	$ 18,289,000				$ 15,773,000				$ 18,289,000	$ 15,773,000
Number of Reportable Operating Segments | segment									4
Effective Income Tax Rate Reconciliation, Percent									0.20%	2.30%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent									35.00%
Proceeds from promissory note receivable paydown									$ 0	$ 1,750,000	$ 1,027,000
Principles of Consolidation [Abstract]
Noncontrolling interests	0				377,000				0	377,000
Accounting for Acquisitions [Abstract]
Transaction costs									7,518,000	2,452,000	1,955,000
Goodwill	693,000				693,000				693,000	693,000
Intangible Assets, Net (Including Goodwill)	8,636,000				8,506,000				8,636,000	8,506,000
Revenue Recognition [Abstract]
Percentage rents									3,000,000	2,000,000	2,600,000
Participating interest income									1,500,000	2,200,000	900,000
prepayment fee									0	5,000,000	0
Lease termination fees									145,000	123,000	37,000
Allowance for Doubtful Accounts [Abstract]
Allowance for doubtful accounts	3,210,000				1,554,000				$ 3,210,000	1,554,000
Income Tax Disclosure [Abstract]
Percent of taxable income distributed to shareholders annually									90.00%
Deferred Tax Assets, Net	10,870,000				11,855,000				$ 10,870,000	11,855,000	14,800,000
Deferred Tax Liabilities, Undistributed Foreign Earnings	158,000								158,000
Payments Related to Tax Withholding for Repatriation of Foreign Earnings									54,000
Deferred Tax Assets, Gross	16,500,000				18,700,000				16,500,000	18,700,000
Deferred Tax Liabilities	3,800,000				4,400,000				3,800,000	4,400,000
Current Income and Withholding Tax Expense									1,600,000	2,100,000
Concentration Risks, Types, No Concentration Percentage [Abstract]
Rental revenue									330,886,000	286,673,000	248,709,000
Total assets	4,217,270,000				3,686,275,000				4,217,270,000	3,686,275,000
Total liabilities	2,143,402,000				1,759,786,000				2,143,402,000	1,759,786,000
Total stockholders' equity	2,073,868,000				1,926,112,000				2,073,868,000	1,926,112,000
Net income attributable to EPR Properties	46,799,000	$ 44,244,000	$ 42,814,000	$ 36,869,000	46,684,000	$ 36,753,000	$ 34,808,000	$ 37,581,000	194,532,000	179,633,000	180,226,000
Total revenue	111,988,000	$ 108,335,000	$ 101,258,000	$ 99,436,000	104,669,000	$ 98,738,000	$ 91,787,000	$ 89,857,000	421,017,000	385,051,000	343,064,000
Share-based Compensation [Abstract]
Share based compensation									$ 8,508,000	8,902,000	6,516,000
Share based compensation, future vesting period minimum (in years)									4 years
Financing Receivable, Gross					3,800,000					3,800,000
Interest Receivable					100,000					100,000
Impaired Financing Receivable, Interest Income, Accrual Method										84,000
Loans and Leases Receivable, Allowance	3,800,000								$ 3,800,000
Proceeds from Sale of Real Estate									46,718,000	12,055,000	797,000
Share-based compensation expense included in retirement severance expense									6,377,000	0	0
Retirement severance expense									18,578,000	0	0
Income Tax Examination, Penalties and Interest Expense									$ 65,000
American Multi-Cinema, Inc. [Member]
Concentration Risks, Types, No Concentration Percentage [Abstract]
Percent of megaplex theatre rental leased by AMC									25.00%
Rental revenue									$ 86,100,000	$ 87,400,000	$ 85,100,000
Percentage of lease revenue in total revenue									20.00%	23.00%	25.00%
Four Entertainment Retail Centers Member
Concentration Risks, Types, No Concentration Percentage [Abstract]
Percentage of lease revenue in total revenue									8.00%	10.00%	12.00%
Total revenue									$ 33,700,000	$ 40,200,000	$ 42,300,000
Net assets of wholly owned subsidiary	169,700,000				200,400,000				$ 169,700,000	$ 200,400,000
Wholly owned subsidiary percentage in net assets									8.00%	10.00%
VinREIT [Member]
Principles of Consolidation [Abstract]
Net income (loss) attributable to noncontrolling interest									$ 0	$ 0
VinREIT LLC [Member]
Principles of Consolidation [Abstract]
Net income (loss) attributable to noncontrolling interest									200,000	1,700,000	6,200,000
Noncontrolling interests					377,000					377,000
Payments for (Proceeds from) Other Real Estate Partnerships									$ 0	0	0
Concentration Risks, Types, No Concentration Percentage [Abstract]
Wholly owned subsidiary percentage in net assets									96.00%
Share-based Compensation [Abstract]
Proceeds from Distributions Received from Real Estate Partnerships									$ 100,000	1,300,000	3,500,000
Proceeds from Sale of Real Estate									0	7,100,000	45,400,000
Leases, Acquired-in-Place [Member]
Accounting for Acquisitions [Abstract]
Intangible assets, accumulated amortization	11,600,000				12,100,000				$ 11,600,000	12,100,000
Weighted average useful life for in-place leases									9 years
Amortization expense									$ 1,400,000	0	$ 0
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2015	1,137,000								1,137,000
2016	1,026,000								1,026,000
2017	1,015,000								1,015,000
2018	776,000								776,000
2019	537,000								537,000
Thereafter	2,782,000								2,782,000
Total	7,273,000				6,951,000				7,273,000	6,951,000
Above Market Leases [Member]
Accounting for Acquisitions [Abstract]
Intangible assets, accumulated amortization	400,000				200,000				$ 400,000	200,000
Weighted average useful life for in-place leases									3 years 6 months
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2015	192,000								$ 192,000
2016	192,000								192,000
2017	192,000								192,000
2018	94,000								94,000
2019	0								0
Thereafter	0								0
Total	$ 670,000				$ 862,000				$ 670,000	862,000
ONTARIO | Entertainment Retail Center Properties [Member]
Concentration Risks, Types, No Concentration Percentage [Abstract]
Number of Real Estate Properties | properties											4
ONTARIO | Leases, Acquired-in-Place [Member] | Four Entertainment Retail Centers Member
Accounting for Acquisitions [Abstract]
In-place leases relating to properties, number of properties | properties									4
Minimum [Member]
Share-based Compensation [Abstract]
Share based compensation, future vesting period minimum (in years)									3 years
Minimum [Member] | Building [Member]
Rental Properties [Abstract]
Estimated useful live of buildings (in years)									30 years
Minimum [Member] | Furniture and Fixtures [Member]
Rental Properties [Abstract]
Estimated useful live of buildings (in years)									3 years
Maximum [Member]
Share-based Compensation [Abstract]
Share based compensation, future vesting period minimum (in years)									4 years
Maximum [Member] | Building [Member]
Rental Properties [Abstract]
Estimated useful live of buildings (in years)									40 years
Maximum [Member] | Furniture and Fixtures [Member]
Rental Properties [Abstract]
Estimated useful live of buildings (in years)									25 years
Stock Options [Member]
Share-based Compensation [Abstract]
Share based compensation, future vesting period minimum (in years)									4 years
Stock or Unit Option Plan Expense									$ 1,119,000	1,400,000	$ 856,000
Restricted Stock [Member] | Employee [Member]
Share-based Compensation [Abstract]
Share based compensation expense related to employees and trustees									$ 6,300,000	6,500,000	4,800,000
Restricted Stock [Member] | Minimum [Member] | Employee [Member]
Share-based Compensation [Abstract]
Share based compensation, future vesting period minimum (in years)									3 years
Restricted Stock [Member] | Maximum [Member] | Employee [Member]
Share-based Compensation [Abstract]
Share based compensation, future vesting period minimum (in years)									4 years
Restricted Stock Units (RSUs) [Member] | Non-Employee Trustees [Member]
Share-based Compensation [Abstract]
Share based compensation expense related to employees and trustees									$ 1,000,000	1,100,000	828,000
Allowance for Loan and Lease Losses [Member]
Valuation Allowances and Reserves, Deductions									$ 3,777,000	$ 0	$ 123,000
Theatre Properties Member | Leases, Acquired-in-Place [Member]
Accounting for Acquisitions [Abstract]
Number of properties acquired									11	3	3
Theatre Properties Member | Above Market Leases [Member]
Accounting for Acquisitions [Abstract]
Number of properties acquired											1
Employee Severance [Member] | Accelerated Vesting of Shares [Member] | Chief Executive Officer [Member] | Stock Options [Member]
Share-based Compensation [Abstract]
Retirement severance expense									$ 1,400,000
Employee Severance [Member] | Accelerated Vesting of Shares [Member] | Chief Executive Officer [Member] | Nonvested Shares [Member]
Share-based Compensation [Abstract]
Retirement severance expense									$ 5,000,000
Theatre Project China Member | CHINA
Concentration Risks, Types, No Concentration Percentage [Abstract]
Number of Real Estate Properties | properties	4								4